Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Other assets

The following is a summary of other assets as of December 31:

(Millions)	2014	2013
Goodwill	$3,024	$3,198
Deferred tax assets, net(a)	2,110	2,443
Prepaid expenses(b)	1,626	1,998
Other intangible assets, at amortized cost	854	817
Derivative assets(a)	711	329
Restricted cash(c)	384	486
Other	2,633	1,957
Total	$11,342	$11,228

  Refer to Notes 21 and 14 for a discussion of deferred tax assets, net and derivative assets, respectively, as of December 31, 2014 and 2013. Derivative assets reflect the impact of master netting agreements. For 2014, $96 million of foreign deferred tax liabilities is reflected in Other Liabilities.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.1 billion and $1.5 billion as of December 31, 2014 and 2013, respectively, including approximately $0.6 billion and $0.9 billion, respectively, from Delta.
  Includes restricted cash of approximately $64 million and $58 million as of December 31, 2014 and 2013, respectively, which is primarily held for coupon and certain asset-backed securitization maturities.

Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill reported in the Company’s reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2013	$175	$1,031	$1,544	$160	$271	$3,181
Acquisitions	―	―	―	―	―	―
Dispositions	―	―	―	―	―	―
Other, including foreign currency translation	(1)	21	(1)	―	(2)	17
Balance as of December 31, 2013	$174	$1,052	$1,543	$160	$269	$3,198
Acquisitions	―	―	―	―	―	―
Dispositions	―	―	(102)	―	―	(102)
Other, including foreign currency translation	―	(70)	―	―	(2)	(72)
Balance as of December 31, 2014	$174	$982	$1,441	$160	$267	$3,024

Components of other intangible assets

The components of other intangible assets were as follows:

	2014			2013
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,455	$(754)	$701	$1,297	$(660)	$637
Other	255	(102)	153	269	(89)	180
Total	$1,710	$(856)	$854	$1,566	$(749)	$817

Includes net intangibles acquired from airline partners of $340 million and $290 million as of December 31, 2014 and 2013, respectively, including approximately $206 million and $117 million, respectively, from Delta.

Estimated amortization expense for other intangible assets	Estimated amortization expense for other intangible assets over the next five years is as follows:
(Millions)	2015	2016	2017	2018	2019
Estimated amortization expense	$158	$134	$117	$109	$87